Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Schedule of Comprehensive Loss and its Components

Comprehensive loss and its components are as follows (in thousands):

	Nine months ended September 30,
	2013	2012
Net loss	$(20,909)	$(5,683)
Other comprehensive loss:
Change in unrealized loss on available-for-sale securities	—	(1)

Comprehensive loss	$(20,909)	$(5,684)